OneMain Acquisition - Interest Income and Net Loss Subsequent to Acquisition (Details) (10-K) - OneMain [Member] $ in Millions	2 Months Ended
Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Interest income subsequent to acquisition	$ 246
Net loss subsequent to acquisition	$ (187)